SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) - USD ($)	2 Months Ended	3 Months Ended					6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Cost of goods sold	$ 0	$ 212,835			$ 269,629		$ 163,755	$ 515,792	$ 949,782
Gross profit	0	347,016			468,147		750,737	1,374,725	1,204,995
Depreciation expense		39,930			6,602		79,859	13,205	26,409
G&Aexpense	$ 15,636	469,043			208,912		953,389	485,169	$ 1,194,354
Total expense		$ 469,043			208,912		$ 953,389	$ 485,169
Selected Quartely Data [Member]
Net sales			$ 80,931,400	$ 60,768,700	55,985,100	$ 17,792,500
Cost of goods sold			41,724,500	26,099,000	21,422,700	5,732,000
Gross profit			39,206,900	34,669,700	34,562,400	12,060,500
Depreciation expense			660,200	660,200	660,200	660,200
G&Aexpense			7,160,300	6,120,400	5,761,400	3,700,200
Payroll expenses			26,120,700	21,567,500	10,150,600	18,949,100
Rent expense			4,313,200	4,316,100	4,319,000	4,316,100
Total expense			38,254,400	32,664,200	20,891,200	27,625,600
Income (Loss) from Operations			9,525	20,055	136,712	(155,651)
Net Income			$ 9,525	$ 20,055	$ 136,712	$ (155,651)